Cost of sales of goods and services, without considering depreciation and amortization	12 Months Ended
Dec. 31, 2022
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

21.   Cost of sales of goods and services, without considering depreciation and amortization

(a)	The cost of sales of goods is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	30,031	31,797	31,938

Cost of production
Services provided by third parties	185,028	224,979	143,652
Consumption of materials and supplies	94,929	107,908	70,942
Direct labor	67,704	75,099	62,885
Short-term and low-value leases	29,329	31,309	16,289
Electricity and water	21,510	17,657	36,504
Maintenance and repair	21,099	25,681	22,235
Insurance	16,118	16,091	12,036
Transport	13,528	17,449	12,234
Other	6,404	17,263	11,916
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(1,071)	(5,471)	5,054
Total cost of production	454,578	527,965	393,747
Final balance of finished goods and products in process	(33,624)	(30,031)	(31,797)
Write – off of products in process	10,957	—	—
Final balance of finished goods and products in process, net of depreciation and amortization	(22,667)	(30,031)	(31,797)
Cost of sales of goods, without considering depreciation and amortization	461,942	529,731	393,888

(b)	The cost of services is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Services provided by third parties	1,681	594	189
Electricity and water	1,204	556	668
Insurances	134	46	81
Maintenance and repair	46	31	55
Consumption of materials and supplies	31	11	20
Transport	14	9	87
Short-term and low-value lease	3	—	6
Direct labor	—	—	371
Other minor cost of services	50	22	77
	3,163	1,269	1,554

Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

15.  Cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Materials and supplies	915,323	698,246	581,658
Depreciation and amortization (see note 7 and 2(i))	492,042	471,759	451,001
Labor (a)	343,575	425,524	288,104
Third-party services	246,247	220,920	164,590
Energy	243,549	194,982	200,794
Cost related to COVID-19 pandemic (b)	43,672	89,050	95,702
Variable lease payments, low-value and short-term leases	13,369	5,806	7,399
Depreciation for right-of-use assets (see Note 7 and 10(a))	12,708	12,459	11,320
OEFA and OSINERGMIN contributions (c)	9,308	10,334	5,889
WIP stockpile write-offs (see Note 5)	7,668	—	—
Management fees	2,540	2,352	2,000
Change in work in process inventory	(1,358)	(16,609)	(49,575)
Change in finished goods inventory	(10,368)	(6,129)	10,391
Other costs	49,492	46,394	39,982
	2,367,767	2,155,088	1,809,255

(a)

For the year ended December 31, 2022, labor includes an expense of US$118.2 million related to 2022 profit sharing (US$156.2 million for the year ended December 31, 2021 and US$28.9 million for the year ended December 31, 2020), and a credit of US$3.1 million (US$2.6 for the year ended December 31, 2021 and an expense of US$8.3 million for the year ended December 31, 2020), as a result of the recognition of lower contingent liabilities of prior years still open to review by the tax authority. Additionally, the year ended December 31, 2021, includes an expense of US$91.7 million for bonuses granted to workers as part of the new Union Agreements signed in 2021 (with terms of either 3 or 4 years beginning September 1, 2021).

(b)

For the year ended December 31, 2022, the Company recognized expenses associated with the COVID-19 pandemic of US$43.7 million, mainly for medical tests. For the year ended December 31, 2021, the Company recognized expenses of US$89.1 million, mainly for labor costs associated with quartered-personnel at the mine site, including housing costs and medical tests. For the year ended December 31, 2020, the Company recognized expenses of US$95.7 million, mainly representing incremental costs related to the state of care and maintenance of the facilities as part of Peru’s declaration of a National Emergency as a result of the COVID-19 outbreak, which restricted the Company’s operations (US$51.1 million), general COVID-19 expenses, mainly representing labor expense associated with quartered-personnel at the mine site including housing costs and medical tests (US$30.9 million) and cost savings initiatives that include severance costs associated with employee retirement programs and canceled capital projects (US$13.7 million).

(c)

The Company is subject to OSINERGMIN and OEFA (Organismo de Evaluación y Fiscalización Ambiental) royalties. The calculation for the OSINERGMIN royalty is 0.14% of invoiced sales for the year 2022, 2021 and 2020, and the calculation for the OEFA royalty is 0.10% of invoiced sales for the year 2022, 2021 and 2020.

In compliance with corporate policies, the Company recognizes administrative costs as an inventory cost (approximately US$44.5 million for the year ended December 31, 2022, US$45.3 million for the year ended December 31, 2021 and US$35.6 million for the year ended December 31, 2020). The effect of this policy is immaterial to the financial statements as a whole.